Financial instruments - fair values and risk management - Credit risk (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) debtor	Dec. 31, 2024 USD ($) debtor	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Maximum exposure to credit risk
Cash	$ 41,553	$ 111,049	$ 50,754	$ 71,798
Change in fair value of loan receivable	8,246	8,624
Trade and other receivables | Accumulated impairment [member]
Maximum exposure to credit risk
Financial assets	1,455	1,453
Trade and other receivables | Credit risk | Accumulated impairment [member]
Maximum exposure to credit risk
Financial assets	$ (1,455)	$ (1,453)
Trade and other receivables | Credit risk | Customer concentration risk
Maximum exposure to credit risk
Number of largest debtors | debtor	3	3
Trade and other receivables | Credit risk | Customer concentration risk | Largest debtor
Maximum exposure to credit risk
Risk concentration	30.00%	29.00%
Trade and other receivables | Credit risk | Customer concentration risk | 3 largest debtors
Maximum exposure to credit risk
Risk concentration	68.00%	69.00%
Cash
Maximum exposure to credit risk
Maximum exposure to credit risk	$ 41,553	$ 111,049
Loan Receivable [member]
Maximum exposure to credit risk
Maximum exposure to credit risk	501	226
Loan Receivable [member] | Credit risk
Maximum exposure to credit risk
Change in fair value of loan receivable	(35,776)	(35,776)
Loan Receivable [member] | Credit risk | Accumulated impairment [member]
Maximum exposure to credit risk
Financial assets	(35,776)	(35,776)
Trade receivables
Maximum exposure to credit risk
Maximum exposure to credit risk	40,310	32,886
Trade receivables | Credit risk | Accumulated impairment [member]
Maximum exposure to credit risk
Financial assets	(1,455)	(1,453)
Other investments - current
Maximum exposure to credit risk
Maximum exposure to credit risk	34,418	23,757
Other investments - non-current
Maximum exposure to credit risk
Maximum exposure to credit risk	$ 16,603	$ 16,115